Stock-Based Compensation - 2016 Plan (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Stock-Based Compensation
Granted	73,000	79,450
2016 Plan
Stock-Based Compensation
Shares authorized	686,900
Stock dividend percentage	5.00%
Granted	128,450
Term of award	10 years
Vesting percentage	25.00%
Vesting period	3 years
2004 Plan
Stock-Based Compensation
Shares authorized	446,091
Stock dividend percentage	5.00%
Number of shares available for future grants	0